SHARE-BASED COMPENSATION - Additional Information (Detail)					12 Months Ended
	Jun. 24, 2019 $ / shares	May 31, 2019 USD ($) $ / shares shares	May 31, 2019 ₱ / shares $ / shares	Apr. 24, 2019 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020 ₱ / shares	Jun. 24, 2019 ₱ / shares	May 31, 2019 ₱ / shares	Apr. 24, 2019 ₱ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Par value | $ / shares					$ 0.01	$ 0.01
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued					10 years
Maximum aggregate number of ordinary shares that can be issued | shares					100,000,000
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 0
Exercise of share options (in shares) | shares					267,141
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued					10 years
Maximum aggregate number of ordinary shares that can be issued | shares					100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval					10.00%
Remaining shares available for grant | shares					37,823,024
Expiration term of awards granted					10 years
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 13,998,000
Exercise of share options (in shares) | shares					122,040
Expiration term of awards granted					10 years
Weighted average grant date fair value | $ / shares					$ 1.21	$ 2.59	$ 3.09
Period of recognition of unrecognized compensation cost					1 year 10 months 2 days
2011 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable					2 years
2011 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable					3 years
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 40,756,000
Grant date fair value of restricted shares vested					$ 20,317,000	$ 8,825,000	$ 13,952,000
Number of years the awards becomes exercisable					1 year 10 months 28 days
Share-based Payment Arrangement, Expense (in lieu of bonus)					$ 13,799,000
Share-based Payment Arrangement, Amount Capitalized (in lieu of bonus)					$ 921,000
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable					2 years
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable					3 years
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of ordinary shares that can be issued | shares					442,630,330
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval					5.00%
Remaining shares available for grant | shares					305
Expiration term of awards granted					10 years
Share Price | (per share)					$ 0.02			₱ 1
Adjustments to Additional Paid in Capital arising from share based awards modification		$ 4,619,000
Adjustments to non-controlling interest arising from share based awards modification		84,000
Accrued liability associated with cash settled share option and restricted shares		$ 4,064,000			$ 333,000	$ 1,217,000
MRP Share Incentive Plan [Member] | Articles of Incorporation of MRP Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Description Of Approval Of Amended Articles Of Incorporation of Plan					On April 24, 2019 and June 24, 2019, the board and the stockholders of MRP approved an amendment to the Amended Articles of Incorporation of MRP, respectively, whereby, without changing the total amount of the authorized capital stock, the par value per MRP common share was increased from
MRP Share Incentive Plan [Member] | Philippine Securities and Exchange Commission [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stockholder's Equity Reverse Stock Split Securities Exchange Commission Approval Date	May 12, 2020			May 12, 2020
MRP Share Incentive Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Par value | (per share)	$ 0.02			$ 0.02					₱ 1		₱ 1
Increase Decrease in Common Stock Par Value | (per share)	$ 9,857			$ 9,857					₱ 500,000		₱ 500,000
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of share options (in shares) | shares					0	0	0
Expiration term of awards granted					10 years
Weighted average grant date fair value | (per share)		$ 0.08	₱ 4.23		$ 0	$ 0	$ 0.07
Period of recognition of unrecognized compensation cost					2 months 26 days
Unrecognized compensation cost					$ 14,000
Cash paid to settle the cash-settled awards					$ 495,000	$ 760,000
Number of Share Options, Modified to cash-settled | shares		15,971,173
MRP Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable					2 years
MRP Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable					3 years
MRP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 95,000
Grant date fair value of restricted shares vested					$ 1,030,000	2,026,000	$ 1,747,000
Number of years the awards becomes exercisable					3 months 18 days
Number of Restricted Shares, Modified to cash-settled | shares		29,068,424
Share Price | (per share)		$ 0.14	₱ 0.14							₱ 7.25
Cash paid to settle the cash-settled awards					$ 871,000	$ 2,948,000
MRP Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable							2 years
MRP Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable							3 years
Melco International Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 5,481,000
Exercise of share options (in shares) | shares					0	0
Number of years the awards becomes exercisable						2 years 9 months 18 days
Expiration term of awards granted						10 years
Weighted average grant date fair value | $ / shares						$ 0.90
Period of recognition of unrecognized compensation cost					1 year 6 months
Melco International Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 4,956,000
Grant date fair value of restricted shares vested					$ 3,979,000	$ 0
Number of years the awards becomes exercisable						2 years 9 months 18 days
Period of recognition of unrecognized compensation cost					1 year 6 months
Share Price | (per share)					$ 0.14			₱ 7.25
Number of Restricted Shares, Modified to cash-settled | shares					2,569,000